Royalties	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Royalties
8.	ROYALTIES
	South Africa	(1.0)	(1.8)	(1.8)
	Foreign	(61.5)	(60.2)	(76.6)

	Total royalties	(62.5)	(62.0)	(78.4)

	Royalty rates
	South Africa (effective rate)[4]	0.5%	0.5%	0.5%
	Australia[5]	2.5%	2.5%	2.5%
	Ghana[6]	3.0%	3.0%	5.0%
	Peru[7]	4.0%	4.6%	6.4%

[4]

The Mineral and Petroleum Resource Royalty Act 2008 (“Royalty Act”) was promulgated on 24 November 2008 and became effective from 1 March 2010. The Royalty Act imposes a royalty on refined (mineral resources that have undergone a comprehensive level of beneficiation such as smelting and refining as defined in Schedule 1 of the Act) and unrefined (mineral resources that have undergone limited beneficiation as defined in Schedule 2 of the Act) minerals payable to the state. The royalty in respect of refined minerals (which include gold refined to 99.5% and above and platinum) is calculated by dividing earnings before interest and taxes (“EBIT”) by the product of 12.5 times gross revenue calculated as a percentage, plus an additional 0.5%. EBIT refers to taxable mining income (with certain exceptions such as no deduction for interest payable and foreign exchange losses) before assessed losses but after capital expenditure. A maximum royalty of 5% has been introduced on refined minerals. The effective rate of royalty tax payable for the year ended 31 December 2018 was 0.5% of mining revenue (2017: 0.5% and 2016: 0.5%) equalling the minimum charge per the formula.

[5]	The Australian operations are subject to a 2.5% (2017: 2.5% and 2016: 2.5%) gold royalty on revenue as the mineral rights are owned by the state.
[6]

Minerals are owned by the Republic of Ghana and held in trust by the President. During 2016, Gold Fields signed a Development Agreement (“DA”) with the Government of Ghana for both the Tarkwa and Damang mines. This agreement stated that the Ghanaian operations will be subject to a sliding scale for royalty rates, linked to the prevailing gold price (effective 1 January 2017). The sliding scale is as follows:

Average gold price
Low value		High value	Royalty rate
US$0.00	–	US$1,299.99	3.0%
US$1,300.00	–	US$1,449.99	3.5%
US$1,450.00	–	US$2,299.99	4.1%
US$2,300.00	–	Unlimited	5.0%

During 2016, the Ghanaian operations were subject to a 5.0% gold royalty on revenue.

[7]	The Peruvian operations are subject to a mining royalty calculated on a sliding scale with rates ranging from 1% to 12% of the value of operating profit.